Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Oct. 25, 2017
Document Effective Date	Oct. 30, 2017
Prospectus Date	Oct. 30, 2017
Hood River Small-Cap Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	HRSMX
Hood River Small-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	HRSRX
Hood River Small-Cap Growth Fund | Retirement Shares
Prospectus:
Trading Symbol	HRSIX